Cash and Cash Equivalents, Time Deposits and Pledged Deposits	6 Months Ended
Jun. 30, 2023
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Cash and Cash Equivalents, Time Deposits and Pledged Deposits	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	June 30, 2023	December 31, 2022
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,334,482	841,317
Pledged deposits	(1,246)	(1,270)
Time deposits	(100,023)	(54,016)

Cash and cash equivalents	1,233,213	786,031

Denominated in USD	1,189,864	727,160
Denominated in RMB	17,098	21,472
Denominated in EUR	26,251	37,399

Cash and cash equivalents	1,233,213	786,031
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $17.1 million and $21.5 million as at June 30, 2023 and December 31, 2022, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
The pledged deposit as at June 30, 2023 and December 31, 2022 was pledged for issuing a letter of guarantee to a supplier of the Company and for credit card facilities.
Cash and cash equivalents earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.